Pension and Postretirement Benefits (Narrative) (Details) (DP&L [Member], USD $) In Millions, unless otherwise specified	Feb. 28, 2011
DP&L [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to the defined benefit plan	$ 40.0